FORWARD FUNDS

Supplement dated June 24, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Endurance

Long/Short Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”) and Forward Funds Class A, Class B, Class C and Advisor

Class Prospectus (“Load Prospectus”)

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, MANAGEMENT FEE,

INVESTMENT STRATEGIES, DIVERSIFICATION STATUS AND PORTFOLIO MANAGER

The following information applies to the Forward Endurance Long/Short Fund (the “Fund”) only:

Change in Name

Effective August 1, 2014, the name of the Fund will be changed to the “Forward Equity Long/Short Fund.” Accordingly, effective August 1, 2014, all references in each of the prospectuses to “Forward Endurance Long/Short Fund” shall be replaced with “Forward Equity Long/Short Fund.”

Reduction in Management Fee

Effective August 1, 2014, the contractual management fee Forward Management, LLC receives from the Fund is reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50% to an annual rate of 1.25% on the Fund’s average daily net assets. Accordingly, effective August 1, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus and the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.28%	1.18%
Dividend and Interest Expense on Short Sales	0.63%	0.63%
Total Other Expenses	1.91%	1.81%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	3.42%	3.07%
Fee Waiver and/or Expense Reimbursement(2)	–0.44%	–0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.98%	2.63%

(1)	Restated to reflect current management fee.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$301	$266
3 Years	$1,010	$907
5 Years	$1,740	$1,572
10 Years	$3,669	$3,348

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The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Advisor Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(2)	1.38%	1.23%
Dividend and Interest Expense on Short Sales(2)	0.63%	0.63%
Total Other Expenses	2.01%	1.86%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	4.02%	3.12%
Fee Waiver and/or Expense Reimbursement(3)	–0.44%	–0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.58%	2.68%

(1)	Restated to reflect current management fee.

(2)	Other Expenses, Dividend and Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C shares and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.94% and 2.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class
1 Year	$461	$271
3 Years	$1,184	$921
5 Years	$2,023	$1,596
10 Years	$4,192	$3,395

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class
1 Year	$361	$271
3 Years	$1,184	$921
5 Years	$2,023	$1,596
10 Years	$4,192	$3,395

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The following footnote pertaining to the Fund shall be added to the table on pages 147-148 of the No-Load Prospectus and pages 144-145 the Load Prospectus:

Effective as of August 1, 2014, the advisory fee rate for the Fund is an annual rate of 1.25% of the Fund’s average daily net assets.

Change in Principal Investment Strategies

Effective August 1, 2014, the following paragraphs shall replace the first and second paragraphs under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses:

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund will, under normal conditions, invest at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund’s derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund’s investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded, including securities subject to restrictions on resale, and initial public offerings (IPOs).

The Fund’s investment strategy is designed to position the Fund in the stronger performing sectors using a proprietary relative strength model and in high conviction fundamental ideas. The Fund uses a combination of equity-research-driven investment process along with quantitative analysis to identify undervalued and overvalued securities. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Change in Diversification Status

Effective August 1, 2014, the Fund will elect to qualify as a diversified series of the Forward Funds. Accordingly, effective August 1, 2014, “Non-Diversification” risk shall be removed from under the heading “Principal Risks” in the Fund’s “Fund Summary” section in each of the prospectuses. Additionally, effective August 1, 2014, the information concerning the Fund’s exposure to “Non-Diversification” risk as contained in the table in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus and the Load Prospectus shall be revised to read as follows:

Risks:	Forward Equity Long/Short Fund
Non-Diversification	N/A

Change in Portfolio Manager

Effective August 1, 2014, Jim Welsh and Aaron Visse will be members of the portfolio management team of the Fund. Accordingly, effective August 1, 2014, the following changes shall be made:

The second and third sentences under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in their entirety to read as follows:

The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, Chief Investment Officer, Jim Welsh, Portfolio Manager, and Aaron Visse, CFA, Portfolio Manager. Mr. O’Donnell leads the Fund’s investment team and has managed the Fund since its inception in December 2011. Messrs. Welsh and Visse have managed the Fund since August 2014.

The disclosure regarding the Fund under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” in the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The Forward Equity Long/Short Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell leads the investment team of the Forward Equity Long/Short Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

Jim Welsh. Mr. Welsh has been a Portfolio Manager with Forward Management since June 2012. From June 2010 to May 2012, Mr. Welsh was a Financial Advisor with Morgan Stanley Smith Barney. From March 1991 to June 2010, Mr. Welsh was the sole proprietor of Welsh Money Management, an investment advisory firm.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP END LS NAME 06242014

FORWARD FUNDS

Supplement dated June 24, 2014

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, MANAGEMENT FEE,

DIVERSIFICATION STATUS AND PORTFOLIO MANAGER

The following information applies to the Forward Endurance Long/Short Fund (the “Fund”) only:

Change in Name

Effective August 1, 2014, the name of the Fund will be changed to the “Forward Equity Long/Short Fund.” Accordingly, effective August 1, 2014, all references in the SAI to “Forward Endurance Long/Short Fund” shall be replaced with “Forward Equity Long/Short Fund.”

Reduction in Management Fee

Effective August 1, 2014, the contractual management fee Forward Management, LLC receives from the Fund is reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50% to an annual rate of 1.25% on the Fund’s average daily net assets. Accordingly, effective August 1, 2014, the information concerning the investment advisory fee paid by the Fund as contained in the table on pages 16-17 of the SAI under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” shall be replaced to read as follows:

Fund	Advisory Fee
Forward Equity Long/Short Fund	1.25%

Change in Diversification Status

Effective August 1, 2014, the Fund will elect to qualify as a diversified series of Forward Funds (the “Trust”). Accordingly, effective August 1, 2014, all references to the Fund electing to qualify as a non-diversified series of the Trust in the SAI shall be deleted.

Change in Portfolio Manager

Effective August 1, 2014, Jim Welsh and Aaron Visse will be members of the portfolio management team of the Fund. Accordingly, effective August 1, 2014, the following changes shall be made:

The disclosure regarding the Fund under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” in the SAI shall be replaced in its entirety to read as follows:

Forward Equity Long/Short Fund

The Forward Equity Long/Short Fund is team managed by Jim O’Donnell, CFA, Chief Investment Officer, Jim Welsh, Portfolio Manager, and Aaron Visse, CFA, Portfolio Manager. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Welsh and Visse managed as of December 31, 2013:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

Jim Welsh

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	2	$122.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	6	$0.2	0	$0.0

Aaron Visse

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	6	$1,841.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Mr. Welsh’s compensation consists of a fixed salary. Mr. Welsh may also receive payment from Forward Management under an Intellectual Property Assignment Agreement based on revenues that Forward Management receives from the Funds.

Mr. Visse’s compensation consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The information concerning the portfolio managers’ ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” in the SAI shall be replaced to read as follows:

Information as of December 31, 2013 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell	Forward Equity Long/Short Fund	D
Jim Welsh**	Forward Equity Long/Short Fund	A
Aaron Visse**	Forward Equity Long/Short Fund	A

*	Key to Dollar Ranges
**	Information as of June 1, 2014
A	None
B	$1—$10,000
C	$10,001—$50,000
D	$50,001—$100,000
E	$100,001—$500,000
F	$500,001—$1,000,000
G	Over $1,000,000

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SUPP END LS Name SAI 06242014